Balance Sheet Details (Details) - Schedule of prepaid expenses - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Prepaid Expenses Abstract
Prepaid research and development	$ 217,337	$ 203,910
Prepaid insurance	720,735	4,842	$ 4,321
Prepaid other	74,932	25,799	5,000
Total	$ 1,013,004	$ 234,551	$ 242,853